EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS	12 Months Ended
Dec. 31, 2011
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS
EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

23.                               EXCHANGE GAIN/LOSS FROM DUAL CURRENCY DEPOSITS / BANK OFFSHORE ACCOUNTS

The Company entered into contracts with a bank with respect to dual currency deposits (“DCDs”), which were denominated in currencies other than the functional currency of the Company and were generally of 7 days to 21 days duration at a fixed interest rate.  The Group made the investment in dual currency deposits for the purpose of enhancing the yields of the Group’s cash balances.  At December 31, 2010 and 2011, there was no DCD contract outstanding, and due to the fluctuation of the foreign exchange rates, the Group recognized a profit of $1,673, $3,781 and $2,013 for the years ended December 31, 2009, 2010 and 2011, respectively.

Exchange gain of $ 5,740 was attributable in bank deposit for the year ended December 31, 2011.